Other expense - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($) radio_station
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 200	$ 82
Number of small market radio stations impaired | radio_station		2
Explanation of period over which management has projected cash flows, period	5 years
Loss on investment, equity loss of share obligation	$ 20	$ 20
Losses on disposals of investments	$ 34
Cash-generating units
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows, period	5 years	5 years
Discount rate applied to cash flow projections		8.50%
Growth rate used to extrapolate cash flow projections		0.00%
Recoverable amount of asset or cash-generating unit	$ 515	$ 67
Bottom of range | Cash-generating units
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	8.00%
Top of range | Cash-generating units
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	8.50%
Finite-Lived Intangible Assets
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 14	12
Indefinite-Lived Intangible Assets
Disclosure of information for cash-generating units [line items]
Impairment loss	145	$ 70
BELL MEDIA | Indefinite-Lived Intangible Assets
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 31